(14) INTANGIBLE ASSETS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets Details Narrative Abstract
Capitalized interest on borrowings	R$ 18,015	R$ 20,726
Percentage of capitalized interest rate on borrowings	7.99%	8.17%
Impairment of intangible asset		R$ (5,176)	R$ (43,070)